STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Income Statements
REVENUES	$ 0	$ 0
OPERATING EXPENSES
Professional fees	15,100	775,873
Directors fees	450,000	600,750
Depreciation	131	80
General & administrative	146,760	184,137
Officer payroll	1,081,296	1,110,417
TOTAL OPERATING EXPENSES	1,693,287	2,671,257
LOSS FROM OPERATIONS	(1,693,287)	(2,671,257)
OTHER INCOME (EXPENSE)
Interest expense	(4,768)	(146)
Termination Fee	0	(5)
TOTAL OTHER INCOME (EXPENSE)	(4,768)	(151)
Net Income (Loss)	(1,698,055)	(2,671,408)
Basic and Diluted
Net loss per Common share (Basic and Diluted)	$ (0.00)	$ (0.00)
Weighted Average
Number of Common Shares - (Basic and Diluted)	1,042,634,061	1,105,352,006